Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,263	$ 7,218
Debt Instrument, Interest Rate, Stated Percentage	8.00%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 2,600	3,900
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 700	$ 3,300